Shareholder Report, Holdings (Details) - C000240238	Apr. 30, 2025
iShares Short Treasury Bond ETF8653393
Holdings [Line Items]
Percent of Total Investments	25.10%
WisdomTree Bloomberg U.S. Dollar Bullish Fund8653414
Holdings [Line Items]
Percent of Total Investments	21.30%
Sprott Physical Gold Trust8653397
Holdings [Line Items]
Percent of Total Investments	21.00%
Vanguard S&P 500 ETF8653410
Holdings [Line Items]
Percent of Total Investments	10.00%
Vanguard FTSE Developed Markets ETF8653400
Holdings [Line Items]
Percent of Total Investments	6.30%
Vanguard FTSE Emerging Markets ETF8653402
Holdings [Line Items]
Percent of Total Investments	5.30%
Vanguard Long-Term Treasury ETF8653405
Holdings [Line Items]
Percent of Total Investments	5.20%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF8653390
Holdings [Line Items]
Percent of Total Investments	4.80%
Closed-End Fund
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	77.90%